Report of Independent Registered Public
Accounting Firm
To the Shareholders and
Board of Trustees of American Beacon Funds
In planning and performing our audits of the financial statements of American Beacon Funds
(comprised of American Beacon The London
Company Income Equity Fund, American Beacon
SiM High Yield Opportunities Fund, American
Beacon Sound Point Floating Rate Income Fund, and American Beacon Zebra Small Cap Equity
Fund ) (the Trust) as of and for the year ended
August 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board
(United States), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A trust's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A trust's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S.
generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in accordance with authorizations of management and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a trust's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust's annual or interim financial statements will not be prevented or detected on a timely basis.


Our consideration of the Trust's internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal control
that might be material weaknesses under standards
established by the Public Company Accounting
Oversight Board (United States). However, we noted
no deficiencies in the Trust's internal control over
financial reporting and its operation, including
controls over safeguarding securities, that we
consider to be a material weakness as defined above
as of August 31, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees
of the Trust and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these specified
parties.
/s/ Ernst & Young LLP
Dallas, Texas October 25, 2019